Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Schedule of Defined Contribution Plans
The Group contributed a total of
₹
 840 million,
₹
 1,190 million and
₹
 1,386 million ($ 19 million) for the years ended March 31, 2020, 2021 and 2022
,
respectively, to the following defined contribution plans.

	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2021 ( ₹ Million)	Year ended March 31, 2022 ( ₹ Million)	Year ended March 31, 2022 (US dollars in million)
Employer’s contribution to recognised provident fund and family pension fund	630	978	1,111	15
Employer’s contribution to superannuation	210	208	230	3
Employer’s contribution to National Pension Scheme	—	4	45	1

	840	1,190	1,386	19

Summary of Present Value of Obligation and Fair Value of Plan Assets
Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2020 ( ₹ Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2022 ( ₹ Million)	As at March 31, 2022 (US dollars in million)
Fair value of plan assets	4,418	4,009	4,411	58
Present value of defined benefit obligations	(6,310)	(5,748)	(6,004)	(79)

Net liability arising from defined benefit obligations	(1,892)	(1,739)	(1,593)	(21)

Summary of Actuarial Assumptions Used to Determine Present Value of Other Post-employment benefit plan obligation
Principal actuarial assumptions used to determine the present value of the Other post-employment benefit plan obligation are as follows:

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
Discount rate	6.8%	6.9%	7.2%
Expected rate of increase in compensation level of covered employees	2% to 15%	2% to 15%	2% to 15%
Mortality table	IALM (2012-14)	IALM (2012-14)	IALM (2012-14)

Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss
Amounts recognised in consolidated statements of profit or loss in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2021 ( ₹ Million)	Year ended March 31, 2022 ( ₹ Million)	Year ended March 31, 2022 (US dollars in million)
Current service cost	411	395	390	5
Net Interest cost	151	130	124	2

Total charge to consolidated statements of profit or loss	562	525	514	7

Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income
Amounts recognised in the consolidated statements of comprehensive income in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2021 ( ₹ Million)	Year ended March 31, 2022 ( ₹ Million)	Year ended March 31, 2022 (US dollars in million)
Remeasurements of the net defined benefit obligation :-
Actuarial losses /(gains) arising from changes in financial assumptions	283	11	172	2
Actuarial losses/(gains) arising from experience adjustments	163	(104)	(47)	(1)
Actuarial (gains)/losses arising from changes in demographic assumptions	(14)	(2)	(29)	(0)
Actuarial losses on Plan assets (excluding amounts included in net interest cost)	12	58	18	0

Remeasurement of the net defined benefit liability	444	(37)	114	1

Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation
The movement of the present value of Other post-employment benefit plan obligation is as follows:

	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2021 ( ₹ in Million)	Year ended March 31, 2022 ( ₹ in Million)	Year ended March 31, 2022 (US dollars in million)
At April 1	(5,890)	(6,310)	(5,748)	(76)
Acquired in business combination	—	(177)	—	—
Current service cost	(411)	(395)	(390)	(5)
Benefits paid	875	1,475	623	8
Interest cost of scheme liabilities	(452)	(436)	(393)	(5)
Actuarial (losses)/gains arising from change in assumptions	(432)	95	(96)	(1)

At March 31,	(6,310)	(5,748)	(6,004)	(79)

Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets
The movement in the fair value of Other post-employment benefit plan assets is as follows:

	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2021 ( ₹ in Million)	Year ended March 31, 2022 ( ₹ in Million)	Year ended March 31, 2022 (US dollars in million)
At April 1	3,868	4,418	4,009	53
Acquired in business combination	—	160	—	—
Contributions received	859	184	693	9
Benefits paid	(598)	(1,001)	(542)	(7)
Remeasurement loss arising from return on plan assets	(12)	(58)	(18)	(0)
Interest income	301	306	269	3

At March 31,	4,418	4,009	4,411	58

Summary of Sensitivity Analysis for Significant Actuarial Assumptions
Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2021 ( ₹ in million)	Year ended March 31, 2022 ( ₹ in million)	Year ended March 31, 2022 (US dollars in million)
Discount rate
Increase by 0.50%	(213)	(229)	(3)
Decrease by 0.50%	231	248	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	208	217	3
Decrease by 0.50%	(199)	(209)	(3)

BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Statement [LineItems]
Summary of Present Value of Obligation and Fair Value of Plan Assets

	As at March 31, 2020 ( ₹ Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2022 ( ₹ Million)	As at March 31, 2022 (US dollars in million)
Fair value of plan assets of trusts	23,437	24,213	25,317	334
Present value of defined benefit obligations	(22,990)	(23,751)	(25,102)	(331)

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

Summary of Asset Allocation of Plan Assets
Percentage allocation of Plan assets of the trust

	As at March 31, 2020	As at March 31, 2021	As at March 31, 2022
Assets by category
Government Securities	61.68	63.19	58.62
Debentures/Bonds	36.67	34.36	35.54
Equity	1.65	1.63	4.64
Money Market Instruments	—	0.82	1.20